Note 4 - Investment Securities Available for Sale - 10Q (Details) - Investment Securities (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 73,230	$ 52,562	$ 61,179
Gross Unrealized Gains	531	849	1,098
Gross Unrealized Losses	(426)	(86)	(200)
Fair Value	73,335	53,325	62,077
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	43,616	44,562	35,590
Gross Unrealized Gains	250	849	1,033
Gross Unrealized Losses	(398)	(18)	(10)
Fair Value	43,468	45,393	36,613
Collateralized Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	29,614
Gross Unrealized Gains	281
Gross Unrealized Losses	(28)
Fair Value	29,867
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost		8,000	6,000
Gross Unrealized Losses		(68)	(190)
Fair Value		$ 7,932	$ 5,810